Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2021
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships with the group
Name of related parties	Relationship with the group
Foshan Shunde Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Huidong Country Garden Real Estate Development Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	Entities controlled by the chairperson of the Group
Fine Nation Group Limited	Entities controlled by the immediate family of the chairperson of the Group
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Chengjia Design Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Elite Architectural Co., Ltd.	Entities controlled by the chairperson of the Group
Guangdong Biyouwei Catering Co., Ltd.	Entities controlled by the chairperson of the Group
Can-Achieve Global Edutour Co., Ltd.	Entities controlled by non-controlling interest shareholder
Hangzhou Mashao Enterprise Management Consulting Co., Ltd.	Non-controlling interest shareholder of a subsidiary of the Group
Kaiping Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Chuzhou Country Garden Property Development Co., Ltd.	Entities controlled by the chairperson of the Group
Huaihua Zhiyi Network Technology Limited Partnership	Entities controlled by non-controlling interest shareholder
Huaihua Yimeng Network Technology Limited Partnership	Non-controlling interest shareholder of a subsidiary of the Group
Gongqing Town Yuansen Commercial Information Consulting Co., Ltd.	Entities controlled by chairman of the Group
Shanghai Hanlue Information Technology Center Limited Partnership	Non-controlling interest shareholder of a subsidiary of the Group
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd.	Non-controlling interest shareholder of a subsidiary of the Group

Name of Affected Entities
BGY Education Investment	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Guangdong Country Garden School	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Lanzhou Country Garden School	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Country Garden Venice Bilingual School	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Huaxi Country Garden International School	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Huanan Country Garden School	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Phoenix City Bilingual School	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Phoenix City Bilingual Kindergarten	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Zengcheng Country Garden School	Entities controlled by Ms. Meirong Yang, the shareholder of the Group

Schedule of transactions with related parties
	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Purchases of services and materials provided by other entities controlled by the chairperson are as below
Foshan Shunde Country Garden Property Development Co., Ltd.	1,353	2,538	1,328
Huidong Country Garden Real Estate Development Co., Ltd.	-	-	2,969
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	3,209	548	-
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	1,313	-	380
Others	888	1,365	1,576
Total	6,763	4,451	6,253

	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Construction services provided by other entities controlled by the chairperson are as below
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	-	-	603
Guangdong Chengjia Design Co., Ltd.	-	-	680
Guangdong Elite Architectural Co., Ltd.	817	-	-
Total	817	—	1,283

	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Services provided to other entities controlled by the chairperson are as below
Kaiping Country Garden Property Development Co., Ltd.	-	353	1,013
Guangdong Biyouwei Catering Co., Ltd.	-	348	755
Foshan Shunde Country Garden Property Development Co., Ltd.	-	-	424
Others	-	117	650
Total	-	818	2,842

Schedule of amounts owed from and to related parties
	As of August 31,
	2020	2021
	RMB	RMB
Amounts due from related parties
Shaoguan Shunhong Real Estate Development Co., Ltd. (3)	10,000	10,000
Can-Achieve Global Edutour Co., Ltd.(3)	3,915	1,906
Hangzhou Mashao Enterprise Management Consulting Co., Ltd. (1)	-	1,206
Kaiping Country Garden Property Development Co., Ltd. (2)	1,077	1,060
Others	1,521	915
Total	16,513	15,087

(1)	The amounts represent loan receivables from the non-controlling interest shareholders of Hangzhou Impression.

(2)	The amounts mainly represent the receivables of providing consulting services on pre-opening schools to Kaiping Country Garden Property Development Co., Ltd..

(3)	The amounts mainly represent the receivables from respective entities in which consist of expense were paid on behalf of entities controlled by Ms. Huiyan Yang (“Ms. H”) and a non-controlling interest shareholder, respectively.

	As of August 31,
	2020	2021
	RMB	RMB
Amounts due to related parties
Chuzhou Country Garden Property Development Co., Ltd. (1)	30,769	30,769
Shanghai Hanlue Information Technology Center Limited Partnership (3)	11,573	2,885
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. (4)	-	2,462
Others	3,551	4,329
Total	45,893	40,445

	As of August 31,
	2020	2021
	RMB	RMB
Other non-current liabilities due to related parties
Huaihua Zhiyi Network Technology Limited Partnership (2)	14,490	-
Huaihua Yimeng Network Technology Limited Partnership (2)	7,245	-
Shanghai Hanlue Information Technology Center Limited Partnership (3)	5,108	2,650
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. (4)	-	10,504
Total	26,843	13,154

(1)	The amounts mainly represent financing funds from other entities controlled by Ms. H, the chairperson of the Group, for the purpose of maintaining daily operation of certain schools.

(2)	The amounts represent the acquisition payables due to Huaihua Zhiyi Network Technology Limited Partnership and Huaihua Yimeng Network Technology Limited Partnership for the acquisition of Chengdu Yinzhe in fiscal year 2019.

(3)	The amounts represent the acquisition payables to Shanghai Hanlue Information Technology Center Limited Partnership for the acquisition of Linstitute in fiscal year 2020.

(4)	The amounts represent the acquisition payables to Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. for the acquisition of Leti in fiscal year 2021.

	As of August 31,
	2020	2021
	RMB	RMB
Amounts due from Affected Entities
BGY Education Investment	1,695,593	2,007,512
Guangdong Country Garden School	65,714	705
Lanzhou Country Garden School	25,459	235
Country Garden Venice Bilingual School	13,358	187
Huaxi Country Garden International School	3,662	371
Others	86,748	19,856
Total	1,890,534	2,028,866

	As of August 31,
	2020	2021
	RMB	RMB
Amounts due from Affected Entities -non current
Guangdong Country Garden School	150,000	-
Huanan Country Garden School	50,000	-
Phoenix City Bilingual School	50,000	-
Total	250,000	—

	As of August 31,
	2020	2021
	RMB	RMB
Amounts due to Affected Entities
BGY Education Investment	490,249	320,679
Phoenix City Bilingual School	7,442	-
Huanan Country Garden School	4,906	-
Phoenix City Bilingual Kindergarten	2,281	-
Zengcheng Country Garden School	3,219	-
Others	17,546	12,591
Total	525,643	333,270